Intangible Assets - Schedule (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite Lived Intangible Assets [Line Items]
Net Book Value	$ 26,807	$ 28,450
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Balance - cost	44,877	44,877	$ 44,877
Additions - cost	0	0
Balance - Accumulated amortization	(18,070)	(16,427)	(13,141)
Additions - Accumulated amortization	(1,643)	(3,286)
Net Book Value	26,807	28,450	$ 31,736
Net Book Value - Additions	$ (1,643)	$ (3,286)